Share Purchase Warrants (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 21, 2020	Dec. 31, 2020
Share Purchase Warrants (Tables)
Revised exercise price of warrants		$ 0.000245
Revised exercise price of warrants, minimum	$ 0.03
Revised exercise price of warrants, maximum	$ 0.23
Revised numbers of warrants	2,222,222
Maturity date of warrants	Dec. 02, 2024
Increase in value of warrants due to triggering events		$ 370,726